Segment information - Summary of Geographical Information of Noncurrent Assets (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Non-current assets	€ 592.9	€ 297.1
Germany
Disclosure of geographical areas [line items]
Non-current assets	296.0	245.8
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0.7	0.2
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	223.4	0.0
Austria
Disclosure of geographical areas [line items]
Non-current assets	1.0	0.6
France
Disclosure of geographical areas [line items]
Non-current assets	34.9	31.4
USA
Disclosure of geographical areas [line items]
Non-current assets	16.5	2.2
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets	€ 20.5	€ 17.0